7. Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
7. Income Taxes

For the three and nine months ended June 30, 2017 and 2016, the effective tax rate of 0% varies from the U.S. federal statutory rate primarily due to state income taxes, net losses, certain nondeductible expenses and an increase in the valuation allowance associated with the net operating loss carryforwards. Our deferred tax assets related to net operating loss carryforwards remain fully reserved due to uncertainty of utilization of those assets.

A deferred tax liability or asset is determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences reverse. Deferred tax expense or benefit in the accompanying consolidated statements of operations are the result of changes in the assets and liabilities for deferred taxes. The measurement of deferred tax assets is reduced, if necessary, by the amount for any tax benefits that, based on available evidence, are not expected to be realized. Income tax expense is the current tax payable or refundable for the year plus or minus the net change in the deferred tax assets and liabilities. Deferred income taxes of the Company arise from the temporary differences between financial statement and income tax recognition of NOL carry-forwards.

The deferred tax assets and liabilities in the accompanying consolidated balance sheets include the following components at June 30, 2017 and September 30, 2016:

	June 30, 2017	September 30, 2016
Net non-current deferred tax assets:
Net operating loss carry-forward	$1,336,430	$924,304

Net non-current deferred tax liabilities:
Intangible assets	11,957	109,471

Net	1,324,743	814,833
Less valuation allowance	(1,324,743)	(814,833)
Net deferred taxes	$–	$–

The Company elected C Corporation tax status upon inception in 2014. Net operating losses (“NOL”) since that date total $3,079,023 as of September 30, 2016, and may be carried forward to offset future taxable income; accordingly, no current provision for income tax has been recorded in the accompanying statements of operations. NOL carry-forward benefits begin to expire in 2035.

The following table summarizes the difference between the actual tax provision and the amounts obtained by applying the statutory tax rates to the income or loss before income taxes for the years ended September 30:

	2016		2015
Tax benefit calculated at statutory rate	35%		35%
Changes to valuation allowance	(35%	)	(35%	)
Provision for income taxes	0%		0%

A deferred tax liability or asset is determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences reverse. Deferred tax expense or benefit in the accompanying consolidated statements of operations are the result of changes in the assets and liabilities for deferred taxes. The measurement of deferred tax assets is reduced, if necessary, by the amount for any tax benefits that, based on available evidence, are not expected to be realized. Income tax expense is the current tax payable or refundable for the year plus or minus the net change in the deferred tax assets and liabilities. Deferred income taxes of the Company arise from the temporary differences between financial statement and income tax recognition of NOL carry-forwards.

The deferred tax assets and liabilities in the accompanying consolidated balance sheets include the following components at September 30:

	2016	2015
Net non-current deferred tax assets:
Net operating loss carry-forward	$924,304	$330,359

Net non-current deferred tax liabilities:
Intangible assets	109,471	–

Net	814,833	330,359
Less valuation allowance	(814,833)	(330,359)
Net deferred taxes	$–	$–